Employee Benefit Plans - Schedule of Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in balance sheet	$ (83)	$ (78)
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in balance sheet	(35)	(57)
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in balance sheet	(20)	(21)
Other non-current assets | Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in balance sheet	0	0
Other non-current assets | U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in balance sheet	0	0
Other non-current assets | International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in balance sheet	7	9
Other liabilities [member] | Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in balance sheet	(83)	(78)
Other liabilities [member] | U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in balance sheet	(35)	(57)
Other liabilities [member] | International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Amounts recognized in balance sheet	$ (27)	$ (30)